COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2012
Minimum Rental Payments Required Under Noncancelable Operating Lease Agreements

The minimum rental payments required under noncancelable operating lease agreements as of March 31, 2012, were as follows:

Year ending March 31,	Yen in millions
2013	¥811
2014	726
2015	515
2016	318
2017	233
2018 and after	135

Total	¥2,738

Summary of Change In Accrued Product Warranty Cost

The change in accrued product warranty cost for the years ended March 31, 2010, 2011 and 2012 was summarized as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Balance at beginning of year	¥1,677	¥1,835	¥2,015	$24,573
Addition	1,484	1,601	1,482	18,073
Utilization	(1,373)	(1,344)	(1,404)	(17,122)
Foreign exchange impact	47	(77)	(61)	(744)

Balance at end of year	¥1,835	¥2,015	¥2,032	$24,780